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Calamos Growth & Income Portfolio
CALAMOS GROWTH AND INCOME PORTFOLIO
Investment Objective
Calamos Growth and Income Portfolio’s investment objective is high long-term total return through growth and current income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s shares can be purchased by Retirement Plans and by separate accounts of Participating Insurance Companies offering Variable Contracts. The Portfolio’s shares are not offered directly to the public. The tables below do not reflect the expenses of your Variable Contract or Retirement Plan. Please read the Variable Contract’s or Retirement Plan’s disclosure documents to obtain that information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Calamos Growth & Income Portfolio Calamos Growth & Income Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Portfolio Operating Expenses	Calamos Growth & Income Portfolio Calamos Growth & Income Portfolio
Management Fees	0.75%
Distribution and/or Service Fees (12b-1)	none
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.36%

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Portfolio’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Calamos Growth & Income Portfolio | Calamos Growth & Income Portfolio | USD ($)	138	431	744	1,635

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Calamos Growth & Income Portfolio | Calamos Growth & Income Portfolio | USD ($)	138	431	744	1,635

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21.4% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in a diversified portfolio of convertible (including synthetic convertible), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

A synthetic convertible instrument is a financial instrument (or two or more securities held in tandem) that is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument and a security providing an option on an equity security. The Portfolio may establish a synthetic convertible instrument by combining fixed-income securities (which may be either convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, the Portfolio may combine a basket of fixed-income securities with a basket of warrants or options that together produce economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Portfolio may invest up to 25% of its net assets in foreign equity securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Portfolio may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts (“ADRs”) or similar depositary arrangements. The Portfolio’s foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the “full faith and credit” of that government.

The Portfolio attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the Portfolio’s investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions. The average term to maturity of the convertible and fixed-income securities purchased by the Portfolio will typically range from two to ten years. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds. The Portfolio’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Portfolio’s investment objective and principal investment strategies, the Portfolio’s investment adviser views such strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.
Principal Risks
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. The risks associated with an investment in the Portfolio can increase during times of significant market volatility. Your investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Portfolio include:
  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.
  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
  Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.
  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Recent fixed-income market events, including increases in volatility and interest rates, may expose the Portfolio to heightened interest rate risk and volatility.
  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. If the Portfolio holds securities that have been downgraded, or that default on payment, the Portfolio’s performance could be negatively affected.
  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Portfolio holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Portfolio’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulations, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Portfolio may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Portfolio’s holdings.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  High Yield Securities Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered speculative primarily with respect to the issuer’s continuing ability to make principal and interest payments.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Portfolio’s investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.
  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security, including those held by the Portfolio.
  Options Risk — The Portfolio’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Portfolio’s ability to utilize options successfully will depend on the ability of the Portfolio’s investment adviser to predict pertinent market movements, which cannot be assured.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Rule 144A Securities Risk — Some securities in which the Portfolio invests, such as convertible and debt securities, may only be sold to qualified institutional buyers, such as the Portfolio, pursuant to Rule 144A under the Securities Act of 1933. Under the supervision of its board of trustees, the Portfolio will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Portfolio’s assets invested in illiquid securities would increase. Typically, the Portfolio purchases Rule 144A Securities only if the Portfolio’s adviser has determined them to be liquid. If any Rule 144A Security held by the Portfolio should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.
  Securities Lending Risk — The Portfolio may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Portfolio. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. In the event of bankruptcy or other default of a borrower of portfolio securities, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio’s securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which the Portfolio lends securities. The Portfolio may also experience losses as a result of a diminution in value of its cash collateral investments.
  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.
  State Regulation Risk — Certain states have regulations or guidelines concerning concentration of investments and other investment techniques that, if applied to the Portfolio, may limit its ability to engage in certain techniques and to manage its investments with the flexibility described herein and in the Statement of Additional Information.
  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
  Tax Risk — The Portfolio may invest in convertible securities or other securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult for the Portfolio to comply with the tax requirements applicable to regulated investment companies if the tax characterization of the Portfolio’s investments or the tax treatment of the income or gain from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies would render Variable Contracts supported by accounts invested in the Portfolio ineligible for tax deferral.

Portfolio Performance
The following bar chart and table indicate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and how the Portfolio’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect sales loads and fees associated with any insurance contract for which the Portfolio is an investment option. If it did, returns would be lower than those shown. As always, please note that the Portfolio’s past performance cannot predict how it will perform in the future.
Annual Total Returns for Years Ended 12.31

Highest Quarterly Return:	11.43% (3.31.19)	Lowest Quarterly Return:	-12.06% (12.31.18)

Average Annual Total Returns as of 12.31.19
The following table shows how the Portfolio’s average annual performance for the one-, five- and ten-year periods ended December 31, 2019 and since the Portfolio’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the Portfolio’s inception, or since the nearest subsequent month end when comparative index data is available only for full monthly periods.
Average Annual Total Returns - Calamos Growth & Income Portfolio	One Year	Five Year	Ten Year	Since 5/19/99 Life of Portfolio
Calamos Growth & Income Portfolio	25.56%	8.32%	8.21%	7.50%
S&P 500 Index	31.49%	11.70%	13.56%	6.37%
ICE BofA All U.S. Convertibles EX Mandatory Index	22.89%	9.23%	10.59%	7.69%

The ICE BofA All U.S. Convertibles EX Mandatory Index represents the U.S. convertible market excluding mandatory convertibles. The ICE BofA All U.S. Convertibles EX Mandatory Index is provided to show how the Portfolio’s performance compares with the returns of an index of securities similar to those in which the Portfolio invests.